UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Solaris Asset Management
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Address:    598 Madison Avenue - 15th floor
            --------------------------------------------------------------------
            New York, NY 10022
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-  11942
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephen B. Wells
            --------------------------------------------------------------------
Title:      President
            --------------------------------------------------------------------
Phone:      212-582-4500
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

            Stephen B. Wells              New York, NY             10/29/2008
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28- 11942
   ----------                 ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------

Form 13F Information Table Entry Total:     162
                                            ------------------------------

Form 13F Information Table Value Total:     $237,226
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
       28-11942
----                            ----------------------------------

Solaris Asset Management
13f
September 30, 2008

                Column 1               Column 2      Column 3      Column 4      Column 5     Column 6    Column 7    Column 8

                                                                    Value                    Investment    Other       Voting
             Name of Issuer             Class         Cusip        (x$1000)       Shares     Discretion   Managers    Authority
-----------------------------------  ------------  ------------  ------------  ------------  ----------  ----------  ----------

3M CO                                Common Stock  88579Y101           137        2,000      Yes         No          Sole
3PAR INC.                            Common Stock  88580F109            26        4,100      Yes         No          Sole
A T & T CORP NEW                     Common Stock  00206R102         5,523      197,800      Yes         No          Sole
ABBOTT LABORATORIES                  Common Stock  002824100           589       10,227      Yes         No          Sole
ADOBE SYSTEMS INC                    Common Stock  00724F101         6,734      170,600      Yes         No          Sole
ALEXION PHARMACEUTICALS INC          Common Stock  015351109           334        8,500      Yes         No          Sole
ALLSTATE CORP                        Common Stock  020002101           134        2,900      Yes         No          Sole
ALTRIA GROUP INC                     Common Stock  02209S103            14          700      Yes         No          Sole
ANHEUSER-BUSCH COS INC.              Common Stock  035229103           121        1,860      Yes         No          Sole
ANN TAYLOR STORES CORP               Common Stock  036115103           213       10,300      Yes         No          Sole
ANSYS INC                            Common Stock  03662Q105           239        6,300      Yes         No          Sole
APACHE CORP                          Common Stock  037411105         5,414       51,914      Yes         No          Sole
APPLE COMPUTER INC                   Common Stock  037833100           261        2,300      Yes         No          Sole
ASSET MANAGEMENT INVESTMENT CO       Common Stock  0058065              95       55,000      Yes         No          Sole
ASSURANT INC                         Common Stock  04621X108         7,098      129,050      Yes         No          Sole
AT CROSS CO-CL A                     Common Stock  227478104            56        8,334      Yes         No          Sole
ATMI INC                             Common Stock  00207R101            70        3,884      Yes         No          Sole
ATMOS ENERGY CORP                    Common Stock  049560105            11          400      Yes         No          Sole
BANK HAWAII CORP                     Common Stock  062540109           224        4,200      Yes         No          Sole
BANK OF NEW YORK MELLON CORP         Common Stock  064058100           259        7,962      Yes         No          Sole
BB&T CORP                            Common Stock  054937107         7,798      206,300      Yes         No          Sole
BEAVER COAL LTD                      Common Stock  074799107            13            8      Yes         No          Sole
BIOMARIN PHARMACEUTICAL INC          Common Stock  09061G101         5,597      211,300      Yes         No          Sole
BOEING CO                            Common Stock  097023105           120        2,100      Yes         No          Sole
BP PLC-SPONS ADR                     Common Stock  055622104            50        1,000      Yes         No          Sole
BRISTOL-MYERS SQUIBB CO              Common Stock  110122108            97        4,630      Yes         No          Sole
BROWN SHOE INC NEW                   Common Stock  115736100           228       13,900      Yes         No          Sole
BURLINGTON NORTHERN SANTA FE         Common Stock  12189T104           250        2,700      Yes         No          Sole
CALGON CARBON CORP                   Common Stock  129603106            45        2,200      Yes         No          Sole
CARLISLE COMPANIES INC               Common Stock  142339100           447       14,900      Yes         No          Sole
CHEVRONTEXACO CORP                   Common Stock  166764100         3,467       42,040      Yes         No          Sole
CHIPOTLE MEXICAN GRILLE INC          Common Stock  169656105            55        1,000      Yes         No          Sole
CHURCH & DWIGHT CO INC               Common Stock  171340102           298        4,800      Yes         No          Sole
CISCO SYSTEMS INC                    Common Stock  17275R102            70        3,100      Yes         No          Sole
CITIGROUP INC                        Common Stock  172967101           317       15,466      Yes         No          Sole
COACH INC                            Common Stock  189754104           183        7,300      Yes         No          Sole
COGNIZANT TECH SOLUTIONS-A           Common Stock  192446102            64        2,800      Yes         No          Sole
COMTECH TELECOMMUNICATIONS           Common Stock  205826209           446        9,050      Yes         No          Sole
CON-WAY INC                          Common Stock  205944101           212        4,800      Yes         No          Sole
CORE LABORATORIES N.V.               Common Stock  N22717107           122        1,200      Yes         No          Sole
COSTAR GROUP INC                     Common Stock  22160N109           415        9,150      Yes         No          Sole
COVIDIEN LDT                         Common Stock  G2552X108         7,821      145,482      Yes         No          Sole
CYBERSOURCE CORP                     Common Stock  23251J106           433       26,900      Yes         No          Sole
DANAHER CORP                         Common Stock  235851102         5,389       77,650      Yes         No          Sole
DICK'S SPORTING GOODS INC            Common Stock  253393102           511       26,100      Yes         No          Sole
DIGITAL RIVER INC                    Common Stock  25388B104           392       12,100      Yes         No          Sole
DIME COMMUNITY BANCORP INC           Common Stock  253922108           294       19,300      Yes         No          Sole
DOCTOR REDDY'S LAB-ADR               Common Stock  256135203            61        5,500      Yes         No          Sole
DOWNEY FINANCIAL CORP                Common Stock  261018105         1,708      610,000      Yes         No          Sole
DRIL-QUIP INC                        Common Stock  262037104           121        2,800      Yes         No          Sole
ELECTRONIC ARTS INC                  Common Stock  285512109           847       22,892      Yes         No          Sole
EMC CORP/MASS                        Common Stock  268648102            96        8,000      Yes         No          Sole
EMERGENT BIOSOLUTIONS INC            Common Stock  29089Q105            72        5,500      Yes         No          Sole
EMERSON ELECTRIC CO                  Common Stock  291011104            57        1,400      Yes         No          Sole
ENERGYSOLUTIONS INC                  Common Stock  292756202            26        2,600      Yes         No          Sole
ENTERGY CORP NEW                     Common Stock  29364G103            89        1,000      Yes         No          Sole
ENTERPRISE PRODUCTS PARTNERS         Common Stock  293792107            89        3,462      Yes         No          Sole
ENTERTAINMENT PROPERTIES TR          Common Stock  29380T105           148        2,700      Yes         No          Sole
EOG RESOURCES INC                    Common Stock  26875P101         1,619       18,100      Yes         No          Sole
ERTS UNVESTED OPTIONS                Common Stock  285512109           243        6,582      Yes         No          Sole
ERTS VESTED OPTIONS                  Common Stock  285512109         1,428       38,618      Yes         No          Sole
ESTEE LAUDER COMPANIES-CL A          Common Stock  518439104         8,562      171,550      Yes         No          Sole
EXTERRAN PARTNERS LP                 Common Stock  30225N105            13          845      Yes         No          Sole
EXXON MOBIL CORP                     Common Stock  30231G102           389        5,012      Yes         No          Sole
FACTSET RESEARCH SYSTEMS INC         Common Stock  303075105         6,560      125,550      Yes         No          Sole
FEDEX CORP                           Common Stock  31428X106         5,323       67,350      Yes         No          Sole
FMC TECHNOLOGIES INC                 Common Stock  30249U101         5,342      114,750      Yes         No          Sole
GEN PROBE INC NEW                    Common Stock  36866T103           249        4,700      Yes         No          Sole
GENERAL ELECTRIC CO                  Common Stock  369604103           604       23,684      Yes         No          Sole
GENESEE & WYOMING INC                Common Stock  371559105           431       11,500      Yes         No          Sole
GEOEYE INC                           Common Stock  37250W108            44        2,000      Yes         No          Sole
GOODRICH PETROLEUM CORP NEW          Common Stock  382410405           227        5,200      Yes         No          Sole
GOOGLE INC CL A                      Common Stock  38259P508         5,836       14,570      Yes         No          Sole
HALLIBURTON CO                       Common Stock  406216101         4,372      134,991      Yes         No          Sole
HANCOCK HLDG CO                      Common Stock  410120109           301        5,900      Yes         No          Sole
HEALTHSOUTH CORP                     Common Stock  421924309           232       12,600      Yes         No          Sole
HEALTHSPRING INC                     Common Stock  42224N101           493       23,300      Yes         No          Sole
HESS CORP                            Common Stock  42809H107         4,560       55,550      Yes         No          Sole
HEWITT ASSOCIATES INC-CL A           Common Stock  42822Q100           237        6,500      Yes         No          Sole
HEWLETT-PACKARD CO                   Common Stock  428236103         6,774      146,500      Yes         No          Sole
HOLLY CORP-NEW                       Common Stock  435758305           448       15,500      Yes         No          Sole
ICON PUB LTD CO ADR SPONSORED        Common Stock  45103T107           555       14,500      Yes         No          Sole
ICONIX BRAND GROUP INC               Common Stock  451055107           212       16,200      Yes         No          Sole
IDA CORP                             Common Stock  451107106           207        7,100      Yes         No          Sole
ILLINOIS TOOL WORKS INC              Common Stock  452308109         6,152      138,400      Yes         No          Sole
INGERSOLL-RAND CO-CL A               Common Stock  G4776G101           112        3,600      Yes         No          Sole
INTEL CORP                           Common Stock  458140100           122        6,500      Yes         No          Sole
INTL BUSINESS MACHINES CORP          Common Stock  459200101         3,392       29,000      Yes         No          Sole
ISIS PHARMACEUTICALS INC             Common Stock  464330109           419       24,800      Yes         No          Sole
JOHNSON & JOHNSON                    Common Stock  478160104           413        5,960      Yes         No          Sole
JPMORGAN CHASE & CO                  Common Stock  46625H100           234        5,000      Yes         No          Sole
KELLOGG CO                           Common Stock  487836108         8,474      151,050      Yes         No          Sole
KIMBERLY-CLARK CORP                  Common Stock  494368103            13          200      Yes         No          Sole
KNIGHT CAPITAL GROUP INC             Common Stock  499005106           195       13,100      Yes         No          Sole
KRAFT FOODS INC                      Common Stock  50075N104         3,239       98,900      Yes         No          Sole
LANDSTAR SYSTEM INC                  Common Stock  515098101           220        5,000      Yes         No          Sole
LIFE TIME FITNESS INC                Common Stock  53217R207           460       14,700      Yes         No          Sole
LUBY'S INC                           Common Stock  549282101           259       32,200      Yes         No          Sole
MAGELLAN MIDSTREAM PARTNERS          Common Stock  559080106           292        9,000      Yes         No          Sole
MANTECH INTERNATIONAL CORP-A         Common Stock  564563104           243        4,100      Yes         No          Sole
MASCO CORP                           Common Stock  574599106         6,417      357,700      Yes         No          Sole
MCGRAW-HILL COMPANIES INC            Common Stock  580645109         5,992      189,550      Yes         No          Sole
MCKESSON CORP                        Common Stock  58155Q103         7,063      131,250      Yes         No          Sole
MEDCO HEALTH SOLUTIONS INC           Common Stock  58405U102           342        7,608      Yes         No          Sole
MERCK & CO. INC.                     Common Stock  589331107           771       24,427      Yes         No          Sole
MERRILL LYNCH & CO INC               Common Stock  590188108           184        7,284      Yes         No          Sole
MIDDLEBY CORP                        Common Stock  596278101            27          500      Yes         No          Sole
MINERALS TECHNOLOGIES INC            Common Stock  603158106           237        4,000      Yes         No          Sole
MOMENTA PHARMACEUTICALS INC          Common Stock  60877T100            31        2,400      Yes         No          Sole
MORNINGSTAR INC                      Common Stock  617700109           166        3,000      Yes         No          Sole
MYLAN LABS INC                       Common Stock  628530107         6,496      568,800      Yes         No          Sole
NATUS MEDICAL INC                    Common Stock  639050103           698       30,800      Yes         No          Sole
NEW YORK COMMUNITY BANCORP           Common Stock  649445103         5,737      341,700      Yes         No          Sole
NEW YORK TIMES CO CL A               Common Stock  650111107            16        1,100      Yes         No          Sole
NORDSON CORP.                        Common Stock  655663102           177        3,600      Yes         No          Sole
NORTHERN TRUST CORP                  Common Stock  665859104         6,361       88,100      Yes         No          Sole
NOVARTIS AG-SPONSORED ADR            Common Stock  66987V109         2,824       53,450      Yes         No          Sole
NYSE EURONEXT                        Common Stock  629491101         1,271       32,452      Yes         No          Sole
OLIN CORP                            Common Stock  680665205           215       11,100      Yes         No          Sole
ONEOK PARTNERS LP                    Common Stock  68268N103           137        2,700      Yes         No          Sole
ORACLE CORP                          Common Stock  68389X105         5,894      290,200      Yes         No          Sole
PARAMETRIC TECHNOLOGY CORP           Common Stock  699173209           432       23,500      Yes         No          Sole
PARKER HANNIFIN CORP                 Common Stock  701094104           467        8,802      Yes         No          Sole
PEARSON PLC ADR                      Common Stock  705015105         5,978      548,400      Yes         No          Sole
PENN VIRGINIA CORP                   Common Stock  707882106           126        2,350      Yes         No          Sole
PEPSICO INC                          Common Stock  713448108           122        1,712      Yes         No          Sole
PERKINELMER INC                      Common Stock  714046109           260       10,400      Yes         No          Sole
PFIZER INC                           Common Stock  717081103           111        6,000      Yes         No          Sole
PHILIP MORRIS INTERNATIONAL IN       Common Stock  718172109            34          700      Yes         No          Sole
PHOENIX TECHNOLOGIES                 Common Stock  719153108            28        3,500      Yes         No          Sole
PLAINS ALL AMER PIPELINE LP          Common Stock  726503105           166        4,200      Yes         No          Sole
POLARIS INDS INC                     Common Stock  731068102           223        4,900      Yes         No          Sole
PRAXAIR INC                          Common Stock  74005P104         5,843       81,450      Yes         No          Sole
PRIBATEBANCORP CAP TR                Common Stock  74272L208           158        7,200      Yes         No          Sole
PROGRESS ENERGY INC                  Common Stock  743263105             9          200      Yes         No          Sole
QUALCOMM INC                         Common Stock  747525103           180        4,200      Yes         No          Sole
RESEARCH IN MOTION LTD               Common Stock  760975102            55          800      Yes         No          Sole
ROYAL BK OF SCOT GRP PLC             Common Stock  780097804             8          600      Yes         No          Sole
SAKS INC                             Common Stock  79377W108           417       45,100      Yes         No          Sole
SCHLUMBERGER LTD                     Common Stock  806857108            78        1,000      Yes         No          Sole
SCHULMAN (A.) INC                    Common Stock  808194104           274       13,850      Yes         No          Sole
SCHWAB (CHARLES) CORP NEW            Common Stock  808513105         7,842      301,600      Yes         No          Sole
SKYWORKS SOLUTIONS INC               Common Stock  83088M102           445       53,200      Yes         No          Sole
SMITH A O                            Common Stock  831865209           208        5,300      Yes         No          Sole
SOUTH FINANCIAL GROUP INC            Common Stock  837841105           213       29,100      Yes         No          Sole
SPX CORP                             Common Stock  784635104           408        5,300      Yes         No          Sole
STRAYER ED INC                       Common Stock  863236105           671        3,350      Yes         No          Sole
SUN HEALTHCARE GROUP INC             Common Stock  866933401           224       15,300      Yes         No          Sole
SYBASE INC                           Common Stock  871130100           220        7,200      Yes         No          Sole
SYNOVUS FINANCIAL                    Common Stock  87161C105            41        4,000      Yes         No          Sole
TARGET CORP                          Common Stock  87612E106           216        4,400      Yes         No          Sole
TEPPCO PARTNERS LP                   Common Stock  872384102           125        4,800      Yes         No          Sole
THERMO FISHER SCIENTIFIC             Common Stock  883556102            99        1,800      Yes         No          Sole
TREX INC                             Common Stock  89531P105            29        1,600      Yes         No          Sole
UNILEVER N V - NY SHARES             Common Stock  904784709         6,803      241,600      Yes         No          Sole
URSTADT BIDDLE - CL A                Common Stock  917286205           169        9,030      Yes         No          Sole
URSTADT BIDDLE PROPERTIES            Common Stock  917286106           517       30,620      Yes         No          Sole
WABTEC CORP                          Common Stock  929740108           220        4,300      Yes         No          Sole
WILLIAMS COS INC                     Common Stock  969457100           142        6,000      Yes         No          Sole
WOODWARD GOVERNOR CO                 Common Stock  980745103           432       12,250      Yes         No          Sole
YUM BRANDS INC                       Common Stock  988498101         6,571      201,500      Yes         No          Sole
ZIONS BANCORPORATION                 Common Stock  989701107           108        2,800      Yes         No          Sole